Share-Based Compensation (Details Textual) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended									36 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended						12 Months Ended										12 Months Ended
	Nov. 30, 2011	Jun. 30, 2009	Dec. 31, 2012 USD ($)	Dec. 31, 2012 TWD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 TWD	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2007 USD ($)	Dec. 31, 2007 TWD	Dec. 31, 2010	Dec. 31, 2010 Imaging Cayman [Member] USD ($)	Jul. 01, 2012 Imaging Cayman [Member]	Dec. 31, 2011 Imaging Cayman [Member] USD ($)	Dec. 31, 2009 Imaging Cayman [Member] USD ($)	Dec. 31, 2012 Employee Stock Option [Member] USD ($)	Dec. 31, 2011 Employee Stock Option [Member] USD ($)	Dec. 31, 2010 Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Nonvested Shares [Member] USD ($)	Dec. 31, 2012 Stock Options 2007 Plan [Member]	Dec. 31, 2007 Stock Options 2007 Plan [Member] USD ($)	Dec. 31, 2007 Stock Options 2007 Plan [Member] TWD	Dec. 20, 2007 Stock Options 2007 Plan [Member]	Dec. 31, 2012 Stock Options 2007 Plan [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Stock Options 2007 Plan [Member] Employee Stock Option [Member] TWD	Dec. 31, 2012 Stock Options 2009 Plan [Member]	Dec. 31, 2009 Stock Options 2009 Plan [Member] USD ($)	Dec. 31, 2009 Stock Options 2009 Plan [Member] TWD	Dec. 20, 2007 Stock Options 2009 Plan [Member]	Dec. 31, 2012 Stock Options 2009 Plan [Member] Employee Stock Option [Member] USD ($)	Dec. 31, 2012 Stock Options 2009 Plan [Member] Employee Stock Option [Member] TWD	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2011 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2010 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2009 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2008 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2007 Restricted Stock Units (Rsus) [Member] USD ($)	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Plan 2005 [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Plan 2011 [Member]	Dec. 31, 2012 Restricted Stock Units (Rsus) [Member] Subsequent Event [Member]	Dec. 31, 2011 Capital Reduction Plan [Member] USD ($)	Dec. 31, 2011 Capital Reduction Plan [Member] TWD
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants In Period													1,380,000																				5,522,279	2,727,278	3,488,952	3,577,686	7,108,675	6,694,411
Share Based Compensation Arrangement By Share Based Payment Award Vesting Percentage		50.00%										50.00%																							15.15%	15.15%	15.15%	54.55%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value																																	$ 6,286	$ 2,873	$ 5,870	$ 6,508	$ 12,714	$ 14,426
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage1																																		13.12%	13.12%	13.12%	60.64%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage2																																	14.68%	14.68%	14.68%	55.96%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage3																																	10.63%	10.63%	68.11%						10.63%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage4																																	0.88%	97.36%							0.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage5																																									0.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage6																																	58.36%								13.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage7																																									13.88%
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Percentage8																																									13.88%
Market Price Per Share Of American Depositary Shares Underlying Restricted Stock Units Granted			$ 1.95		$ 1.1		$ 2.47	$ 3.25	$ 2.95	$ 3.95
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Forfeitures In Period																																						361,046
Nonvested Of Ordinary Shares																																						3,416,714
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options																				12													3,617
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																				5 months 12 days													2 years 6 months 3 days
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number													5,346,777		0	5,648,889																	2,637,455	1,172,388	2,688,382	3,837,752			290,524	2,346,931
Stock Issued During Period, Shares, Restricted Stock Award, Gross					2,971,212	2,971,212				1,312,844	1,312,844
Nonvested Shares Issued To Employees Description					During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan's ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share.	During 2011, Imaging Cayman granted non-vested shares of Imaging Taiwan's ordinary shares to certain employees for their future service, and the employees must pay NT$30 ($1.03) per share.						During September 2007 to December 2010, Himax Imaging Inc. ("Imaging Cayman", a consolidated subsidiary) granted non-vested shares of its ordinary shares to certain employees for their future service, and the employees must pay $0.15 or $0.3 (employees hired after March 1, 2009) per share.
Unvested Ordinary Price Per Share					$ 0.36274
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount			14		71		355			148							13	219	180
Ordinary Price Per Share On Date Of Grant					$ 0.72	21	$ 0.33			$ 0.46	15
Allocated Share-based Compensation Expense							$ 161
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														2,000,000										6,800,000						2,300,000
Equity Issuance, Per Share Amount					$ 1.856	60																$ 0.464	15					$ 0.311	10													$ 1.244	40
Percentage Of Ratio To Offset Loss	75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																	1,000
Expected term (years)																					4 years 4 months 15 days				10 years	10 years	4 years 4 months 15 days				5 years	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Weighted Average Grant Date Fair Value													$ 0.33		$ 0	$ 0.33									$ 0.672	21.6608					$ 0.160	5.2	$ 1.99	$ 2.68	$ 2.87	$ 3.23
Stock Option Exercise Price Per Share			$ 1.004	30
Percentage Of Options Vested In One and Half Years After Date Of Grant			50.00%	50.00%
Percentage Of Options Vested In Three Years After Date Of Grant			50.00%	50.00%